Tabular disclosure of acquisition and development costs (Tables)	12 Months Ended
Dec. 31, 2013
Costs Incurred in Oil and Gas Producing Activies (Tables)
Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure
Capitalized Costs Relating to Oil and Natural Gas Producing Activities

	As of	As of
	December 31,	December 31,
	2013	2012
Proved oil and natural gas properties	$58,040,724	$23,051,904
Office equipment	257,911	175,106
Total capitalized costs	58,298,635	23,227,010
Accumulated depletion, depreciation and amortization	(2,880,253)	(596,162)

Net Capitalized Costs	$55,418,382	$22,630,848

Schedule of Projects with Exploratory Well Costs Capitalized for More than One Year
Net Costs Incurred in Oil and Gas Producing Activities

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2013	2012
Acquisition of proved properties	$5,192,441	$9,873,128
Development costs	29,796,379	6,581,343

Total Net Costs Incurred	$34,988,820	$16,454,471